14. Lease Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Schedule of future minimum lease payments	The following is a schedule of future minimum lease payments required by the non-cancelable operating lease agreement:
Year	Amount
2014	$102,852
2015	45,860
$148,712

Year	Amount
2014	$136,245
2015	45,860
$182,105